Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Mar. 03, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Cash		$ 1,329,433	$ 0
Maturity term		185 days
Assets held in the trust account		$ 239,042,295	0
Transaction costs		7,723,148
Cash underwriting fee		250,000
Deferred underwriting fee		6,900,000	0
Other offering costs		573,148
Fair value of the public warrants		2,185,000
PIPE Subscription Agreements Liability		$ 15,274,088	$ 0
Public Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of the public warrants	$ 2,185,000
Price per warrant (in Dollars per share)	$ 0.19